Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Ordinary Shares, shares authorized	130,000,000	130,000,000
Ordinary Shares, shares outstanding	77,925,095	64,160,890